Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Loan transactions with directors, including their affiliates, and executive officers
A summary of loan transactions with directors, including their affiliates, and executive officers follows:

	For the Year Ended December 31,	For the Nine Months Ended December 31,	For the Year Ended March 31,
	2013	2012	2012
Balance, Beginning of Period	$273,330	$315,338	$356,345
New Loans	10,956	5,364	7,798
Less Loan Payments	53,564	47,372	48,805
Balance, End of Period	$230,722	$273,330	$315,338